Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c) (1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (e) (1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (h) (4)	Adjusted EPS (i) (5)
					Total Shareholder Return (f) (3)	Peer Group Total Shareholder Return (g) (3)

2024	$12,992,297	$18,053,741	$6,303,128	$10,320,048	$182.70	$163.96	$2,681,400,000	$10.55

2023	19,281,779	38,382,596	6,962,401	11,841,924	166.24	151.33	2,388,800,000	9.57

2022	12,749,910	(19,713,828)	3,452,393	(760,145)	125.26	133.55	2,020,100,000	7.92

2021	15,843,760	48,088,376	3,618,848	8,939,692	184.10	171.96	1,864,400,000	7.32

2020	15,323,284	34,290,383	4,096,941	8,156,681	127.05	119.46	2,030,400,000	7.36

1
Heidi G. Petz served as our principal executive officer (“PEO”) for 2024. John G. Morikis served as our PEO for the full year for each of 2023, 2022, 2021, and 2020. Our non-PEO
NEOs included: (a) for 2024, Allen J. Mistysyn, John G. Morikis, Justin T. Binns, and Karl J. Jorgenrud; (b) for 2023 and 2022, Allen J. Mistysyn, Heidi G. Petz, Justin T. Binns, and Karl J. Jorgenrud; (c) for 2021, Allen J. Mistysyn, Heidi G. Petz, Mary L. Garceau, Justin T. Binns, and Peter J. Ippolito; and (d) for 2020, Allen J. Mistysyn, Mary L. Garceau, Peter J. Ippolito, and David B. Sewell.

2
For each year, the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

PEO	2024	2023	2022	2021	2020

Summary Compensation Table (“SCT”) Total for PEO (column (b))	$12,992,297	$19,281,779	$12,749,910	$15,843,760	$15,323,284

- aggregate change in actuarial present value of pension benefits	—	—	—	—	—

+ service cost of pension benefits	—	—	—	—	—

+ prior service cost of pension benefits	—	—	—	—	—

- SCT “Stock Awards” column value	5,400,447	7,829,325	5,357,573	5,895,615	5,742,396

- SCT “Option Awards” column value	4,519,209	4,725,225	4,248,445	4,496,806	3,904,509

+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	12,785,765	28,153,093	9,783,283	24,320,152	19,235,117

-/+ change in fair value of equity awards granted in prior years that were outstanding and unvested as of the covered year-end	1,160,409	4,729,453	(20,046,896)	17,756,334	7,552,919

+ vesting date fair value of equity awards granted and vested in the covered year	—	—	—	—	—

-/+ change in fair value of equity awards granted in prior years that vested in the covered year	1,034,926	(1,227,179)	(12,594,107)	560,551	1,825,968

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	—	—	—	—

+ dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year	—	—	—	—	—

+ excess fair value for equity award modifications		—	—	—	—

Compensation Actually Paid to PEO (column (c))	$18,053,741	$38,382,596	$(19,713,828)	$48,088,376	$34,290,383

Average for Non-PEO NEOs	2024	2023	2022	2021	2020

Average SCT Total for Non-PEO NEOs (column (d))	$6,303,128	$6,962,401	$3,452,393	$3,618,848	$4,096,941

- aggregate change in actuarial present value of pension benefits	—	—	—	—	—

+ service cost of pension benefits	—	—	—	—	—

+ prior service cost of pension benefits	—	—	—	—	—

- SCT “Stock Awards” column value	2,311,208	3,044,738	1,083,784	1,074,291	1,239,836

- SCT “Option Awards” column value	1,648,674	1,589,850	877,473	865,948	837,232

+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	5,239,176	8,616,321	2,000,614	4,500,593	4,146,248

-/+ change in fair value of equity awards granted in prior years that were outstanding and unvested as of the covered year-end	1,613,536	1,066,986	(2,812,473)	2,596,782	1,556,400

+ vesting date fair value of equity awards granted and vested in the covered year	—	—	—	—	—

-/+ change in fair value of equity awards granted in prior years that vested in the covered year	1,124,090	(169,196)	(1,439,422)	163,708	434,160

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	—	—	—	—

+ dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year	—	—	—	—	—

+ excess fair value for equity award modifications	—	—	—	—	—

Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$10,320,048	$11,841,924	$(760,145)	$8,939,692	$8,156,681

3
For each year, total shareholder return for the Company and the peer group was calculated in accordance with Item 201(e) and Item 402(v) of Regulation
S-K.
For purposes of this pay versus performance disclosure, our peer group is the same peer group used for purposes of the performance graph included in the Company’s Annual Reports on Form
10-K
for each of the fiscal years ended December 31, 2024, 2023, 2022, 2021, and 2020 and consists of the following entities: Akzo Nobel N.V., Axalta Coating Systems Ltd., BASF SE, Genuine Parts Company, H.B. Fuller Company, The Home Depot, Inc., Lowe’s Companies, Inc., Masco Corporation, Newell Brands Inc., PPG Industries, Inc., RPM International Inc., and Stanley Black & Decker, Inc. (for purposes of this section only, the “Peer Group”).

4	Net income is rounded to the nearest hundred thousand.

5	Adjusted EPS is calculated as described in Appendix A.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
1
Heidi G. Petz served as our principal executive officer (“PEO”) for 2024. John G. Morikis served as our PEO for the full year for each of 2023, 2022, 2021, and 2020. Our non-PEO
NEOs included: (a) for 2024, Allen J. Mistysyn, John G. Morikis, Justin T. Binns, and Karl J. Jorgenrud; (b) for 2023 and 2022, Allen J. Mistysyn, Heidi G. Petz, Justin T. Binns, and Karl J. Jorgenrud; (c) for 2021, Allen J. Mistysyn, Heidi G. Petz, Mary L. Garceau, Justin T. Binns, and Peter J. Ippolito; and (d) for 2020, Allen J. Mistysyn, Mary L. Garceau, Peter J. Ippolito, and David B. Sewell.

Peer Group Issuers, Footnote
3
For each year, total shareholder return for the Company and the peer group was calculated in accordance with Item 201(e) and Item 402(v) of Regulation
S-K.
For purposes of this pay versus performance disclosure, our peer group is the same peer group used for purposes of the performance graph included in the Company’s Annual Reports on Form
10-K
for each of the fiscal years ended December 31, 2024, 2023, 2022, 2021, and 2020 and consists of the following entities: Akzo Nobel N.V., Axalta Coating Systems Ltd., BASF SE, Genuine Parts Company, H.B. Fuller Company, The Home Depot, Inc., Lowe’s Companies, Inc., Masco Corporation, Newell Brands Inc., PPG Industries, Inc., RPM International Inc., and Stanley Black & Decker, Inc. (for purposes of this section only, the “Peer Group”).

PEO Total Compensation Amount	$ 12,992,297	$ 19,281,779	$ 12,749,910	$ 15,843,760	$ 15,323,284
PEO Actually Paid Compensation Amount	$ 18,053,741	38,382,596	(19,713,828)	48,088,376	34,290,383
Adjustment To PEO Compensation, Footnote
2
For each year, the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

PEO	2024	2023	2022	2021	2020

Summary Compensation Table (“SCT”) Total for PEO (column (b))	$12,992,297	$19,281,779	$12,749,910	$15,843,760	$15,323,284

- aggregate change in actuarial present value of pension benefits	—	—	—	—	—

+ service cost of pension benefits	—	—	—	—	—

+ prior service cost of pension benefits	—	—	—	—	—

- SCT “Stock Awards” column value	5,400,447	7,829,325	5,357,573	5,895,615	5,742,396

- SCT “Option Awards” column value	4,519,209	4,725,225	4,248,445	4,496,806	3,904,509

+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	12,785,765	28,153,093	9,783,283	24,320,152	19,235,117

-/+ change in fair value of equity awards granted in prior years that were outstanding and unvested as of the covered year-end	1,160,409	4,729,453	(20,046,896)	17,756,334	7,552,919

+ vesting date fair value of equity awards granted and vested in the covered year	—	—	—	—	—

-/+ change in fair value of equity awards granted in prior years that vested in the covered year	1,034,926	(1,227,179)	(12,594,107)	560,551	1,825,968

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	—	—	—	—

+ dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year	—	—	—	—	—

+ excess fair value for equity award modifications		—	—	—	—

Compensation Actually Paid to PEO (column (c))	$18,053,741	$38,382,596	$(19,713,828)	$48,088,376	$34,290,383

Non-PEO NEO Average Total Compensation Amount	$ 6,303,128	6,962,401	3,452,393	3,618,848	4,096,941
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,320,048	11,841,924	(760,145)	8,939,692	8,156,681
Adjustment to Non-PEO NEO Compensation Footnote

Average for Non-PEO NEOs	2024	2023	2022	2021	2020

Average SCT Total for Non-PEO NEOs (column (d))	$6,303,128	$6,962,401	$3,452,393	$3,618,848	$4,096,941

- aggregate change in actuarial present value of pension benefits	—	—	—	—	—

+ service cost of pension benefits	—	—	—	—	—

+ prior service cost of pension benefits	—	—	—	—	—

- SCT “Stock Awards” column value	2,311,208	3,044,738	1,083,784	1,074,291	1,239,836

- SCT “Option Awards” column value	1,648,674	1,589,850	877,473	865,948	837,232

+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	5,239,176	8,616,321	2,000,614	4,500,593	4,146,248

-/+ change in fair value of equity awards granted in prior years that were outstanding and unvested as of the covered year-end	1,613,536	1,066,986	(2,812,473)	2,596,782	1,556,400

+ vesting date fair value of equity awards granted and vested in the covered year	—	—	—	—	—

-/+ change in fair value of equity awards granted in prior years that vested in the covered year	1,124,090	(169,196)	(1,439,422)	163,708	434,160

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	—	—	—	—

+ dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year	—	—	—	—	—

+ excess fair value for equity award modifications	—	—	—	—	—

Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$10,320,048	$11,841,924	$(760,145)	$8,939,692	$8,156,681

Compensation Actually Paid vs. Total Shareholder Return
Pay Versus Performance Relationship Descriptions
The following graphical comparisons describe the relationships between certain figures included in the Pay Versus Performance Table for each of 2024, 2023, 2022, 2021, and 2020, including: (a) a comparison between our cumulative total shareholder return and the total shareholder return of the Peer Group; and (b) comparisons between (i) the compensation actually paid to the PEO and the average compensation actually paid to our non-PEO
NEOs and (ii) each of the performance measures set forth in columns (f), (h) and (i) of the Pay Versus Performance Table.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Pay Versus Performance Relationship Descriptions
The following graphical comparisons describe the relationships between certain figures included in the Pay Versus Performance Table for each of 2024, 2023, 2022, 2021, and 2020, including: (a) a comparison between our cumulative total shareholder return and the total shareholder return of the Peer Group; and (b) comparisons between (i) the compensation actually paid to the PEO and the average compensation actually paid to our non-PEO
NEOs and (ii) each of the performance measures set forth in columns (f), (h) and (i) of the Pay Versus Performance Table.

Tabular List, Table
Tabular List of Financial Performance Measures
The following table lists the financial performance measures that we believe represent the most important financial performance measures used to link compensation actually paid to our NEOs for 2024 to Company performance.

Petz, Mistysyn, Morikis	Binns	Jorgenrud

SHW Net Sales	GA Sales	GI Sales

SHW Adjusted EPS	GA PBT	GI PBT

SHW Adjusted FCF	GA RONAE	GI RONAE

SHW Adjusted RONAE	SHW Net Sales	SHW Net Sales

	SHW Adjusted EPS	SHW Adjusted EPS

	SHW Adjusted FCF	SHW Adjusted FCF

Total Shareholder Return Amount	$ 182.7	166.24	125.26	184.1	127.05
Peer Group Total Shareholder Return Amount	163.96	151.33	133.55	171.96	119.46
Net Income (Loss)	$ 2,681,400,000	$ 2,388,800,000	$ 2,020,100,000	$ 1,864,400,000	$ 2,030,400,000
Company Selected Measure Amount	10.55	9.57	7.92	7.32	7.36
PEO Name	Heidi G. Petz
Petz [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	SHW Net Sales
Petz [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	SHW Adjusted EPS
Petz [Member] | Measure:: 7
Pay vs Performance Disclosure
Name	SHW Adjusted FCF
Petz [Member] | Measure:: 10
Pay vs Performance Disclosure
Name	SHW Adjusted RONAE
Mistysyn [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	SHW Net Sales
Mistysyn [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	SHW Adjusted EPS
Mistysyn [Member] | Measure:: 7
Pay vs Performance Disclosure
Name	SHW Adjusted FCF
Mistysyn [Member] | Measure:: 10
Pay vs Performance Disclosure
Name	SHW Adjusted RONAE
Binns [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	SHW Net Sales
Binns [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	GA Sales
Binns [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	SHW Adjusted EPS
Binns [Member] | Measure:: 5
Pay vs Performance Disclosure
Name	GA PBT
Binns [Member] | Measure:: 7
Pay vs Performance Disclosure
Name	SHW Adjusted FCF
Binns [Member] | Measure:: 8
Pay vs Performance Disclosure
Name	GA RONAE
Morikis [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	SHW Net Sales
Morikis [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	SHW Adjusted EPS
Morikis [Member] | Measure:: 7
Pay vs Performance Disclosure
Name	SHW Adjusted FCF
Morikis [Member] | Measure:: 10
Pay vs Performance Disclosure
Name	SHW Adjusted RONAE
Jorgenrud [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	SHW Net Sales
Jorgenrud [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	GI Sales
Jorgenrud [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	SHW Adjusted EPS
Jorgenrud [Member] | Measure:: 6
Pay vs Performance Disclosure
Name	GI PBT
Jorgenrud [Member] | Measure:: 7
Pay vs Performance Disclosure
Name	SHW Adjusted FCF
Jorgenrud [Member] | Measure:: 9
Pay vs Performance Disclosure
Name	GI RONAE
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,785,765	28,153,093	9,783,283	24,320,152	19,235,117
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,160,409	4,729,453	(20,046,896)	17,756,334	7,552,919
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,034,926	(1,227,179)	(12,594,107)	560,551	1,825,968
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,400,447)	(7,829,325)	(5,357,573)	(5,895,615)	(5,742,396)
PEO | SCT Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,519,209)	(4,725,225)	(4,248,445)	(4,496,806)	(3,904,509)
PEO | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,239,176	8,616,321	2,000,614	4,500,593	4,146,248
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,613,536	1,066,986	(2,812,473)	2,596,782	1,556,400
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,124,090	(169,196)	(1,439,422)	163,708	434,160
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | SCT Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,311,208)	(3,044,738)	(1,083,784)	(1,074,291)	(1,239,836)
Non-PEO NEO | SCT Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,648,674)	(1,589,850)	(877,473)	(865,948)	(837,232)
Non-PEO NEO | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0